                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 16th Floor
                                           New York, New York 10281-1008

May 1, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:      Oppenheimer Commodity Strategy Total Return Fund (the "Registrant")
                  Reg. No. 333- 14087; File No. 811-07857
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment
No. 19 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2008.

                                                     Sincerely,

                                                     /s/ Lisa Bloomberg
                                                     ---------------------------------------
                                                     Lisa Bloomberg
                                                     Vice President & Associate Counsel
                                                     212-323-0560
                                                     lbloomberg@oppenheimerfunds.com

cc:    Bell, Boyd & Lloyd
       Myer, Swanson, Adams & Wolf, P.C.
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann